Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases (Tables) [Line Items]
Schedule of Operating Leases

The components of the net lease costs reflected in the Company’s interim condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2024 and 2023 were as follows (in thousands):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Operating lease costs	$25	$714	$103	$2,628
Variable lease costs	11	262	28	1,222
Short-term lease costs	8	23	49	115
Total lease costs	$44	$999	$180	$3,965

Schedule of Supplemental Information of Cash Flow

Supplemental information concerning the cash flow impact arising from the Company’s leases recorded in the Company’s interim condensed consolidated statements of cash flows is detailed in the following table for the nine months ended September 30, 2024 and 2023 (in thousands):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$29	$661	$208	$2,365

Schedule of Operating Leases

The weighted average remaining lease term and weighted average discount rate related to the Company’s ROU assets and lease liabilities for its operating leases at December 31, 2023, were as follows:

December 31, 2023
Weighted-average remaining lease term (in years)	8.75
Weighted-average discount rate	6.8%

BOLT THREADS, INC. [Member]
Leases (Tables) [Line Items]
Schedule the Company’s Operating Lease Liabilities

As of December 31, 2023, future payments associated with the Company’s operating lease liabilities were as follows (in thousands):

For the year ended December 31,	Amount
2024	$370
2025	370
2026	370
2027	370
2028	370
Thereafter	1,388
Total minimum lease payment	$3,238
Less: amount representing interest	(786)
Present value of operating lease obligations	$2,452
Operating lease liabilities, current	359
Operating lease liabilities, non-current	2,093
Total operating lease liabilities	$2,452

Schedule of Operating Leases

The components of the net lease costs reflected in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 were as follows (in thousands):

	2023	2022
Operating lease costs	$2,670	$4,382
Variable lease costs	1,249	1,660
Short-term lease costs	158	1,849
Total lease costs	$4,077	$7,891

Sublease income – net	$—	$348

Schedule of Operating Leases

The weighted average remaining lease term and weighted average discount rate related to the Company’s ROU assets and lease liabilities for its operating leases as of December 31, 2023 and 2022, were as follows:

	2023	2022
Weighted-average remaining lease term (in years)	8.75	8.26
Weighted-average discount rate	6.8%	9.4%

Schedule of Supplemental Information of Cash Flow

Supplemental information concerning the cash flow impact arising from the Company’s leases recorded in the Company’s consolidated statements of cash flows is detailed in the following table for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$2,479	$713